Consolidated Balance Sheets ¥ in Thousands, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 537,549	¥ 607,579
Term deposits and short term investments	464,226	428,343
Restricted cash	16,102	9,761
Accounts receivable, net	293,119	326,795
Prepayments and other current assets	32,905	25,470
Total current assets	1,418,293	1,474,352
Non-current assets:
Property and equipment, net	10,728	4,440
Intangible assets, net	10,415	13,723
Available-for-sale debt investments	306	313
Equity investments, net	104,124	85,436
Deferred income tax assets, net	53,331	63,258
Operating lease right-of-use assets, net	41,957	56,791
Other non-current assets	10,635	13,614
Total non-current assets	231,496	237,575
Total assets	1,649,789	1,711,927
Current liabilities (including amounts of the consolidated VIEs, excluding inter-company amounts, without recourse to the Company of RMB228,861 and RMB222,449 as of December 31, 2024 and 2025, respectively. Note 1):
Accounts payable	122,420	144,670
Advances from customers	26,203	29,104
Taxes payable	176,404	175,932
Salary and welfare payable	73,203	86,607
Accrued expenses and other current liabilities	56,782	65,708
Operating lease liabilities	14,098	10,972
Total current liabilities	498,254	537,320
Non-current liabilities (including amounts of the consolidated VIEs, excluding inter-company amounts, without recourse to the Company of RMB17,305 and RMB10,289 as of December 31, 2024 and 2025, respectively. Note 1):
Long-term liabilities	13,996	15,497
Operating lease liabilities	29,224	45,700
Total non-current liabilities	43,220	61,197
Total liabilities	541,474	598,517
Commitments and contingencies (Note 20)
Shareholders’ equity:
Additional paid-in capital	1,642,094	1,642,077
Treasury stock (5,807,088 shares as of December 31, 2024 and 2025, respectively)	(1,480)	(1,480)
Statutory reserves	100,214	99,124
Accumulated deficits	(567,455)	(566,701)
Accumulated other comprehensive loss	(41,782)	(37,305)
Total Phoenix New Media Limited shareholders’ equity	1,171,143	1,175,267
Noncontrolling interests	(62,828)	(61,857)
Total shareholders’ equity	1,108,315	1,113,410
Total liabilities and shareholders’ equity	1,649,789	1,711,927
Related Party [Member]
Current assets:
Amounts due from related parties	74,392	76,404
Current liabilities (including amounts of the consolidated VIEs, excluding inter-company amounts, without recourse to the Company of RMB228,861 and RMB222,449 as of December 31, 2024 and 2025, respectively. Note 1):
Amounts due to related parties	29,144	24,327
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	17,499
Treasury stock (5,807,088 shares as of December 31, 2024 and 2025, respectively)	(1,500)
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053	¥ 22,053